Schedule of Future Minimum Rental Payments for Operating Leases (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	89,775
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	67,518
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	9,619
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	116,912
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1		1,200
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2		104,275
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3		65,891
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4		9,619
Commitments & Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5		180,985